Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 7,793	€ 6,437	€ 9,983
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	7,881
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	7,835	6,492	10,047
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	10,113
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	6,852	10,489	13,129
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,376)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	1,169	(2,404)	(669)
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(3)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(1,143)
Pound sterling | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Pound sterling | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	509
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(19)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	189
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	166
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 259	€ (1,593)	€ (2,413)